Related party transactions - Summary of Related Party Transactions And Balances (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	May 31, 2021
Related Party Transaction [Line Items]
Online marketing and information services	¥ 19	¥ 410	¥ 315
Purchase of merchandise	2,602	250	796
Loans granted to related parties	38,115	6,890	1,937
Beijing Petdog [Member]
Related Party Transaction [Line Items]
Sales of goods			2,316
Online marketing and information services		410	315
Nanjing Xingmu [Member]
Related Party Transaction [Line Items]
Purchase of merchandise			751
Nanjing Animal Pharmaceutical [Member]
Related Party Transaction [Line Items]
Purchase of merchandise	1,020	250	45
Loans granted to related parties		500	1,000
Wuhan Chunzhijin [Member]
Related Party Transaction [Line Items]
Loans granted to related parties	2,600	5,690
Yan Jiang [Member]
Related Party Transaction [Line Items]
Loans granted to related parties	70	200
Ying (Christina) Zhang [Member]
Related Party Transaction [Line Items]
Loans granted to related parties			152
Di (Jackie) Chen [Member]
Related Party Transaction [Line Items]
Loans granted to related parties			785
Fei Wang [Member]
Related Party Transaction [Line Items]
Loans granted to related parties		500
Weishi Network [Member]
Related Party Transaction [Line Items]
Online marketing and information services	19
Purchase of merchandise	1,582
Shanghai Guangcheng Information [Member]
Related Party Transaction [Line Items]
Loans granted to related parties	33,395
Yingzhi Lisa Tang [Member]
Related Party Transaction [Line Items]
Loans granted to related parties	1,750
Lijun Zhou [Member]
Related Party Transaction [Line Items]
Loans granted to related parties	¥ 300